Schedule of Investments (unaudited)
January 31, 2026
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 ClearBridge Appreciation Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.6%
Communication Services — 14.7%
Entertainment — 3.0%
Netflix Inc.	2,305,012	$192,445,452 *
Walt Disney Co.	850,988	95,991,447
Total Entertainment		288,436,899
Interactive Media & Services — 11.0%
Alphabet Inc., Class A Shares	1,589,852	537,369,976
Alphabet Inc., Class C Shares	494,241	167,315,406
Meta Platforms Inc., Class A Shares	487,591	349,358,951
Total Interactive Media & Services		1,054,044,333
Wireless Telecommunication Services — 0.7%
T-Mobile US Inc.	341,163	67,280,755

Total Communication Services		1,409,761,987
Consumer Discretionary — 6.1%
Automobiles — 1.0%
Tesla Inc.	233,268	100,400,880 *
Broadline Retail — 3.1%
Amazon.com Inc.	1,267,571	303,329,740 *
Specialty Retail — 2.0%
TJX Cos. Inc.	1,257,006	188,312,069

Total Consumer Discretionary		592,042,689
Consumer Staples — 6.1%
Beverages — 1.1%
Coca-Cola Co.	1,462,022	109,373,866
Consumer Staples Distribution & Retail — 2.5%
BJ’s Wholesale Club Holdings Inc.	436,448	40,345,253 *
Walmart Inc.	1,687,954	201,102,839
Total Consumer Staples Distribution & Retail		241,448,092
Food Products — 0.9%
McCormick & Co. Inc., Non Voting Shares	1,358,646	84,005,082
Household Products — 1.6%
Procter & Gamble Co.	998,183	151,494,234

Total Consumer Staples		586,321,274
Energy — 3.6%
Oil, Gas & Consumable Fuels — 3.6%
Chevron Corp.	410,769	72,665,036
EQT Corp.	849,619	49,048,505
Exxon Mobil Corp.	1,056,876	149,442,266
Kinder Morgan Inc.	2,656,339	80,991,776

Total Energy		352,147,583
Financials — 12.3%
Banks — 4.9%
Bank of America Corp.	4,091,797	217,683,601
JPMorgan Chase & Co.	825,271	252,442,146
Total Banks		470,125,747
Capital Markets — 1.6%
CME Group Inc.	162,043	46,840,149
See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 ClearBridge Appreciation Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Intercontinental Exchange Inc.	627,470	$109,041,737
Total Capital Markets		155,881,886
Financial Services — 3.4%
Berkshire Hathaway Inc., Class A Shares	252	182,070,000 *
Visa Inc., Class A Shares	453,005	145,790,599
Total Financial Services		327,860,599
Insurance — 2.4%
Marsh & McLennan Cos. Inc.	353,018	66,434,457
Travelers Cos. Inc.	560,635	159,506,264
Total Insurance		225,940,721

Total Financials		1,179,808,953
Health Care — 9.0%
Biotechnology — 1.1%
AbbVie Inc.	459,133	102,391,250
Health Care Equipment & Supplies — 1.7%
Boston Scientific Corp.	672,417	62,891,162 *
Stryker Corp.	281,548	104,048,879
Total Health Care Equipment & Supplies		166,940,041
Life Sciences Tools & Services — 1.6%
Thermo Fisher Scientific Inc.	261,140	151,098,216
Pharmaceuticals — 4.6%
Eli Lilly & Co.	232,946	241,599,944
Johnson & Johnson	883,985	200,885,591
Total Pharmaceuticals		442,485,535

Total Health Care		862,915,042
Industrials — 11.1%
Aerospace & Defense — 3.5%
Boeing Co.	560,250	130,941,630 *
L3Harris Technologies Inc.	160,627	55,070,967
RTX Corp.	756,727	152,049,156
Total Aerospace & Defense		338,061,753
Commercial Services & Supplies — 1.4%
Waste Management Inc.	609,881	135,539,954
Electrical Equipment — 3.2%
Eaton Corp. PLC	516,102	181,368,565
Emerson Electric Co.	832,730	122,378,001
Total Electrical Equipment		303,746,566
Ground Transportation — 0.6%
Union Pacific Corp.	240,989	56,656,514
Industrial Conglomerates — 1.2%
Honeywell International Inc.	490,947	111,700,261
Professional Services — 0.7%
Automatic Data Processing Inc.	295,376	72,904,704
Trading Companies & Distributors — 0.5%
Ferguson Enterprises Inc.	199,078	50,259,232

Total Industrials		1,068,868,984
See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2026 Quarterly Report

 ClearBridge Appreciation Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Information Technology — 28.4%
Communications Equipment — 0.8%
Arista Networks Inc.	542,090	$76,835,837 *
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A Shares	632,974	91,198,894
Semiconductors & Semiconductor Equipment — 14.0%
ASM International NV, Registered Shares	103,684	86,709,892
ASML Holding NV, Registered Shares	168,411	239,648,853
Broadcom Inc.	945,122	313,118,919
NVIDIA Corp.	3,683,648	704,055,642
Total Semiconductors & Semiconductor Equipment		1,343,533,306
Software — 8.0%
Microsoft Corp.	1,587,781	683,206,287
Palo Alto Networks Inc.	484,686	85,774,881 *
Total Software		768,981,168
Technology Hardware, Storage & Peripherals — 4.6%
Apple Inc.	1,721,617	446,725,179

Total Information Technology		2,727,274,384
Materials — 5.0%
Chemicals — 3.1%
Ecolab Inc.	261,507	73,742,359
Linde PLC	319,431	145,970,384
Sherwin-Williams Co.	194,958	69,139,905
Solstice Advanced Materials Inc.	168,606	10,414,793 *
Total Chemicals		299,267,441
Construction Materials — 1.4%
Vulcan Materials Co.	459,193	138,005,864
Containers & Packaging — 0.5%
International Paper Co.	1,109,118	44,719,638

Total Materials		481,992,943
Real Estate — 0.7%
Specialized REITs — 0.7%
American Tower Corp.	404,736	72,561,070

Utilities — 1.6%
Electric Utilities — 1.1%
Entergy Corp.	1,119,866	107,383,951
Multi-Utilities — 0.5%
WEC Energy Group Inc.	399,598	44,223,510

Total Utilities		151,607,461
Total Investments before Short-Term Investments (Cost — $3,550,810,794)		9,485,302,370
See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 ClearBridge Appreciation Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 1.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.496%	71,143,941	$71,143,941 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.587%	71,143,941	71,143,941 (a)(b)

Total Short-Term Investments (Cost — $142,287,882)			142,287,882
Total Investments — 100.1% (Cost — $3,693,098,676)			9,627,590,252
Liabilities in Excess of Other Assets — (0.1)%			(13,673,733)
Total Net Assets — 100.0%			$9,613,916,519

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated Companies was $71,143,941 and the cost was $71,143,941 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Appreciation Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$9,485,302,370	—	—	$9,485,302,370
Short-Term Investments†	142,287,882	—	—	142,287,882
Total Investments	$9,627,590,252	—	—	$9,627,590,252

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2026. The following transactions were effected in such company for the period ended January 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$58,715,611	$178,489,441	178,489,441	$166,061,111	166,061,111

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$632,557	—	$71,143,941

ClearBridge Appreciation Fund 2026 Quarterly Report